The Northern Trust Company

50 South LaSalle Street

Chicago, IL 60603

(312) 630-6000

March 5, 2014

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Williams Capital Management Trust
1933 Act Registration No. 333-98485
1940 Act Registration No. 811-21186

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, please accept this letter on behalf of Williams Capital Management Trust (the “Registrant”) as certification that the forms of Prospectuses and Statement of Additional Information for the Institutional Shares of the Williams Capital Money Market Fund (the “Government Fund”), Williams Capital Liquid Assets Fund (the “Liquid Assets Fund”) and Williams Capital U.S. Treasury Fund (the “Treasury Fund”), as well as the Service Shares of the Government Fund and the Liquid Assets Fund, each dated February 28, 2014, that would have been filed under Rule 497 (b) or (c) do not differ from those contained in Post-Effective Amendment No. 23 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. The Amendment was filed electronically with the Securities and Exchange Commission pursuant to Rule 485(b) on February 28, 2014, accession # 0000891092-14-001709.

Please address all comments regarding this filing to the undersigned at (312) 557-3361.

Very truly yours,

/s/ Marcia Y. Lucas
Marcia Y. Lucas
The Northern Trust Company as Administrator

cc: Frank Bruno, Esq.